Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND II
Entity Central Index Key	0001510337
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000099049 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging MarketsAlphaDEX® Fund
Class Name	First Trust Emerging MarketsAlphaDEX® Fund
Trading Symbol	FEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Emerging Markets AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets AlphaDEX® Fund	$92	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.81%	[1]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
Expenses Excluding Extraordinary Expenses, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 26.35% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 33.57% for the same Period.
During the Period, investments in China received the greatest allocation of any country, with an average weight of 38.4% and contributed 12.9% to overall Fund return, the greatest contribution of any country. Investments in Turkey contributed -1.0% to overall Fund return, the most negative contribution of any country, and held an average weight of 6.3%. The Fund’s currency exposure contributed 2.9% to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Emerging Markets AlphaDEX® Fund	26.35%	6.13%	8.12%
Nasdaq AlphaDEX® Emerging MarketsTM Index	27.73%	7.26%	9.33%
Nasdaq Emerging MarketsTM Index	27.14%	6.03%	8.89%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FEM for more recent performance information.
Net Assets	$ 477,720,466
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 3,398,480
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$477,720,466
Total number of portfolio holdings	157
Total advisory fee paid	$3,398,480
Portfolio turnover rate	111%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co., Repurchase Agreement	5.1%
Aluminum Corp. of China Ltd., Class H	1.5%
Jiangxi Copper Co., Ltd., Class H	1.4%
Wiwynn Corp.	1.3%
Bumi Resources Minerals Tbk PT	1.3%
China Hongqiao Group Ltd.	1.3%
Gold Circuit Electronics Ltd.	1.3%
PetroChina Co., Ltd., Class H	1.2%
Industrias Penoles S.A.B. de C.V.	1.2%
Astra International Tbk PT	1.2%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co., Repurchase Agreement	5.1%
Aluminum Corp. of China Ltd., Class H	1.5%
Jiangxi Copper Co., Ltd., Class H	1.4%
Wiwynn Corp.	1.3%
Bumi Resources Minerals Tbk PT	1.3%
China Hongqiao Group Ltd.	1.3%
Gold Circuit Electronics Ltd.	1.3%
PetroChina Co., Ltd., Class H	1.2%
Industrias Penoles S.A.B. de C.V.	1.2%
Astra International Tbk PT	1.2%

C000099050 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Europe AlphaDEX® Fund
Class Name	First Trust Europe AlphaDEX® Fund
Trading Symbol	FEP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Europe AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Europe AlphaDEX® Fund	$103	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.81%	[2]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
Expenses Excluding Extraordinary Expenses, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 55.13% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI Europe Index, which returned 35.41% for the same Period.
During the Period, investments in the United Kingdom received the greatest allocation of any country, with an average weight of 18.5% and contributed 8.6% to overall Fund return. With an average weight of 18.0%, investments in Germany contributed 11.7% to overall Fund return, the greatest contribution of any country. No country contributed negatively to overall Fund return. The Fund’s currency exposure contributed 15.3% to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Europe AlphaDEX® Fund	55.13%	10.91%	9.36%
Nasdaq AlphaDEX® EuropeTM Index	56.05%	11.68%	10.04%
Nasdaq Developed Markets EuropeTM Index	36.05%	9.90%	8.35%
MSCI Europe Index	35.41%	10.30%	8.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FEP for more recent performance information.
Net Assets	$ 408,463,397
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 2,256,568
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$408,463,397
Total number of portfolio holdings	202
Total advisory fee paid	$2,256,568
Portfolio turnover rate	92%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	2.1%
HOCHTIEF AG	1.1%
Fresnillo PLC	1.1%
SSAB AB, Class B	1.0%
Standard Chartered PLC	1.0%
Endeavour Mining PLC	1.0%
ACS Actividades de Construccion y Servicios S.A.	1.0%
Rio Tinto PLC	0.9%
Banco Bilbao Vizcaya Argentaria S.A.	0.9%
UNIQA Insurance Group AG	0.9%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	2.1%
HOCHTIEF AG	1.1%
Fresnillo PLC	1.1%
SSAB AB, Class B	1.0%
Standard Chartered PLC	1.0%
Endeavour Mining PLC	1.0%
ACS Actividades de Construccion y Servicios S.A.	1.0%
Rio Tinto PLC	0.9%
Banco Bilbao Vizcaya Argentaria S.A.	0.9%
UNIQA Insurance Group AG	0.9%

C000099051 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Latin America AlphaDEX® Fund
Class Name	First Trust Latin America AlphaDEX® Fund
Trading Symbol	FLN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Latin America AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FLN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Latin America AlphaDEX® Fund	$103	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.81%	[3]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
Expenses Excluding Extraordinary Expenses, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 54.67% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI EM Latin America Index, which returned 54.81% for the same Period.
During the Period, investments in Brazil received the greatest allocation of any country, with an average weight of 53.5% and contributed 27.0% to overall Fund return, the greatest contribution of any country. No country contributed negatively to overall Fund return. The Fund’s currency exposure contributed 15.7% to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Latin America AlphaDEX® Fund	54.67%	8.14%	10.05%
Nasdaq AlphaDEX® Latin AmericaTM Index	57.10%	9.59%	11.41%
Nasdaq Latin AmericaTM Index	54.95%	7.72%	8.59%
MSCI EM Latin America Index	54.81%	8.65%	8.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FLN for more recent performance information.
Net Assets	$ 15,910,073
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 110,201
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$15,910,073
Total number of portfolio holdings	51
Total advisory fee paid	$110,201
Portfolio turnover rate	100%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Latam Airlines Group S.A.	3.7%
Eneva S.A.	3.7%
Industrias Penoles S.A.B. de C.V.	3.7%
Falabella S.A.	3.7%
Vibra Energia S.A.	3.4%
Banco BTG Pactual S.A.	3.3%
PRIO S.A.	3.3%
Prologis Property Mexico S.A. de C.V.	3.3%
Cemex S.A.B. de C.V., Series CPO	3.2%
Cia Energetica de Minas Gerais	3.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Latam Airlines Group S.A.	3.7%
Eneva S.A.	3.7%
Industrias Penoles S.A.B. de C.V.	3.7%
Falabella S.A.	3.7%
Vibra Energia S.A.	3.4%
Banco BTG Pactual S.A.	3.3%
PRIO S.A.	3.3%
Prologis Property Mexico S.A. de C.V.	3.3%
Cemex S.A.B. de C.V., Series CPO	3.2%
Cia Energetica de Minas Gerais	3.1%

C000099053 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust China AlphaDEX® Fund
Class Name	First Trust China AlphaDEX® Fund
Trading Symbol	FCA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust China AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust China AlphaDEX® Fund	$98	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.81%	[4]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
Expenses Excluding Extraordinary Expenses, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 42.95% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI China Index, which returned 31.17% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 23.9% and contributed 7.8% to overall Fund return. With an average weight of 11.1%, investments in the Materials sector contributed 13.1% to overall Fund return, the greatest contribution of any sector. Investments in the Utilities sector contributed -0.4% to overall Fund return, the most negative contribution of any sector, and held an average weight of 3.7%. The Fund’s currency exposure contributed -0.2% to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust China AlphaDEX® Fund	42.95%	4.15%	7.28%
Nasdaq AlphaDEX® ChinaTM Index	44.36%	4.96%	8.53%
Nasdaq ChinaTM Index	32.96%	-2.17%	4.73%
MSCI China Index	31.17%	-3.20%	5.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FCA for more recent performance information.
Net Assets	$ 60,892,772
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 379,849
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$60,892,772
Total number of portfolio holdings	52
Total advisory fee paid	$379,849
Portfolio turnover rate	101%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	8.1%
China Hongqiao Group Ltd.	4.7%
Goldwind Science & Technology Co., Ltd., Class H	3.7%
China Reinsurance Group Corp., Class H	3.5%
New China Life Insurance Co., Ltd., Class H	3.3%
Shandong Gold Mining Co., Ltd., Class H	3.3%
Baidu, Inc., Class A	3.2%
PetroChina Co., Ltd., Class H	3.2%
People’s Insurance Co. Group of China (The) Ltd., Class H	2.9%
China Coal Energy Co., Ltd., Class H	2.8%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	8.1%
China Hongqiao Group Ltd.	4.7%
Goldwind Science & Technology Co., Ltd., Class H	3.7%
China Reinsurance Group Corp., Class H	3.5%
New China Life Insurance Co., Ltd., Class H	3.3%
Shandong Gold Mining Co., Ltd., Class H	3.3%
Baidu, Inc., Class A	3.2%
PetroChina Co., Ltd., Class H	3.2%
People’s Insurance Co. Group of China (The) Ltd., Class H	2.9%
China Coal Energy Co., Ltd., Class H	2.8%

C000099054 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Japan AlphaDEX® Fund
Class Name	First Trust Japan AlphaDEX® Fund
Trading Symbol	FJP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Japan AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Japan AlphaDEX® Fund	$94	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.81%	[5]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
Expenses Excluding Extraordinary Expenses, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 32.14% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI Japan Index, which returned 24.60% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 34.8% and contributed 16.5% to overall Fund return, the greatest contribution of any sector. No sector contributed negatively to overall Fund return. The Fund’s currency exposure contributed 0.6% to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Japan AlphaDEX® Fund	32.14%	8.38%	5.87%
Nasdaq AlphaDEX® JapanTM Index	32.90%	8.99%	6.42%
Nasdaq JapanTM Index	24.78%	6.47%	7.39%
MSCI Japan Index	24.60%	6.60%	7.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FJP for more recent performance information.
Net Assets	$ 207,222,947
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,445,567
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$207,222,947
Total number of portfolio holdings	101
Total advisory fee paid	$1,445,567
Portfolio turnover rate	91%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	9.1%
Fujikura Ltd.	2.3%
Taisei Corp.	2.2%
Kajima Corp.	1.9%
Inpex Corp.	1.9%
Kandenko Co., Ltd.	1.9%
Kansai Electric Power (The) Co., Inc.	1.8%
Subaru Corp.	1.7%
Central Japan Railway Co.	1.7%
Suzuki Motor Corp.	1.6%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	9.1%
Fujikura Ltd.	2.3%
Taisei Corp.	2.2%
Kajima Corp.	1.9%
Inpex Corp.	1.9%
Kandenko Co., Ltd.	1.9%
Kansai Electric Power (The) Co., Inc.	1.8%
Subaru Corp.	1.7%
Central Japan Railway Co.	1.7%
Suzuki Motor Corp.	1.6%

C000099056 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Developed Markets ex-US AlphaDEX® Fund
Class Name	First Trust Developed Markets ex-US AlphaDEX® Fund
Trading Symbol	FDT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Developed Markets ex-US AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US AlphaDEX® Fund	$102	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.81%	[6]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
Expenses Excluding Extraordinary Expenses, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 51.78% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI World ex USA Index, which returned 31.85% for the same Period.
During the Period, investments in Japan received the greatest allocation of any country, with an average weight of 25.7% and contributed 10.3% to overall Fund return, the greatest contribution of any country. Investments in Taiwan contributed -0.2% to overall Fund return, the most negative contribution of any country, and held an average weight of 0.2%. The Fund’s currency exposure contributed 8.4% to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Developed Markets ex-US AlphaDEX® Fund	51.78%	10.77%	8.51%
Nasdaq AlphaDEX® Developed Markets Ex-USTM Index	53.17%	11.76%	9.37%
Nasdaq Developed Markets Ex-USTM Index	34.23%	8.86%	8.39%
MSCI World ex USA Index	31.85%	9.46%	8.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDT for more recent performance information.
Net Assets	$ 789,234,288
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 4,367,706
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$789,234,288
Total number of portfolio holdings	301
Total advisory fee paid	$4,367,706
Portfolio turnover rate	109%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co., Repurchase Agreement	4.9%
SK Square Co., Ltd.	0.9%
HOCHTIEF AG	0.7%
SK hynix, Inc.	0.7%
Taisei Corp.	0.7%
Hyundai Motor Co.	0.7%
OceanaGold Corp.	0.7%
Hyosung Heavy Industries Corp.	0.6%
Sumitomo Pharma Co., Ltd.	0.6%
IAMGOLD Corp.	0.6%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co., Repurchase Agreement	4.9%
SK Square Co., Ltd.	0.9%
HOCHTIEF AG	0.7%
SK hynix, Inc.	0.7%
Taisei Corp.	0.7%
Hyundai Motor Co.	0.7%
OceanaGold Corp.	0.7%
Hyosung Heavy Industries Corp.	0.6%
Sumitomo Pharma Co., Ltd.	0.6%
IAMGOLD Corp.	0.6%

C000099057 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Asia Pacific ex-Japan AlphaDEX® Fund
Class Name	First Trust Asia Pacific ex-Japan AlphaDEX® Fund
Trading Symbol	FPA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$98	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.81%	[7]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
Expenses Excluding Extraordinary Expenses, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 42.31% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI Pacific ex-Japan Index, which returned 20.62% for the same Period.
During the Period, investments in South Korea received the greatest allocation of any country, with an average weight of 46.7% and contributed 32.5% to overall Fund return, the greatest contribution of any country. Investments in Taiwan contributed -0.5% to overall Fund return, the most negative contribution of any country, and held an average weight of 0.7%. The Fund’s currency exposure contributed 3.6% to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	42.31%	7.23%	6.57%
Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index	43.92%	8.57%	7.68%
Nasdaq Developed Markets Asia Pacific Ex-JapanTM Index	40.29%	5.76%	8.08%
MSCI Pacific ex-Japan Index	20.62%	5.74%	7.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FPA for more recent performance information.
Net Assets	$ 24,301,244
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 153,982
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$24,301,244
Total number of portfolio holdings	102
Total advisory fee paid	$153,982
Portfolio turnover rate	104%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
SK Square Co., Ltd.	2.8%
SK hynix, Inc.	2.3%
Hyundai Motor Co.	2.1%
Hyosung Heavy Industries Corp.	2.1%
Korea Electric Power Corp.	2.0%
Hyundai Mobis Co., Ltd.	1.9%
HD Hyundai Co., Ltd.	1.9%
Kia Corp.	1.9%
Woodside Energy Group Ltd.	1.6%
Hanwha Ocean Co., Ltd.	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
SK Square Co., Ltd.	2.8%
SK hynix, Inc.	2.3%
Hyundai Motor Co.	2.1%
Hyosung Heavy Industries Corp.	2.1%
Korea Electric Power Corp.	2.0%
Hyundai Mobis Co., Ltd.	1.9%
HD Hyundai Co., Ltd.	1.9%
Kia Corp.	1.9%
Woodside Energy Group Ltd.	1.6%
Hanwha Ocean Co., Ltd.	1.6%

C000111808 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Germany AlphaDEX® Fund
Class Name	First Trust Germany AlphaDEX® Fund
Trading Symbol	FGM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Germany AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FGM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Germany AlphaDEX® Fund	$105	0.80%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 63.48% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI Germany Index, which returned 36.28% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 37.3% and contributed 29.6% to overall Fund return, the greatest contribution of any sector. No sector contributed negatively to overall Fund return. The Fund’s currency exposure contributed 16.5% to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Germany AlphaDEX® Fund	63.48%	6.61%	7.94%
Nasdaq AlphaDEX® GermanyTM Index	64.56%	6.78%	8.20%
Nasdaq GermanyTM Index	36.25%	8.05%	7.15%
MSCI Germany Index	36.28%	8.61%	7.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FGM for more recent performance information.
Net Assets	$ 84,314,203
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 355,477
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$84,314,203
Total number of portfolio holdings	42
Total advisory fee paid	$355,477
Portfolio turnover rate	66%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
HOCHTIEF AG	5.6%
Aurubis AG	4.9%
RWE AG	4.5%
Bank of America Corp., Repurchase Agreement	4.4%
Bayerische Motoren Werke AG	4.3%
Siemens Energy AG	4.3%
Mercedes-Benz Group AG	4.2%
Commerzbank AG	3.8%
Nordex SE	3.6%
Auto1 Group SE	3.5%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.

Largest Holdings [Text Block]
Top Ten Holdings
HOCHTIEF AG	5.6%
Aurubis AG	4.9%
RWE AG	4.5%
Bank of America Corp., Repurchase Agreement	4.4%
Bayerische Motoren Werke AG	4.3%
Siemens Energy AG	4.3%
Mercedes-Benz Group AG	4.2%
Commerzbank AG	3.8%
Nordex SE	3.6%
Auto1 Group SE	3.5%

C000111810 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Switzerland AlphaDEX® Fund
Class Name	First Trust Switzerland AlphaDEX® Fund
Trading Symbol	FSZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Switzerland AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Switzerland AlphaDEX® Fund	$93	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.81%	[8]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
Expenses Excluding Extraordinary Expenses, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.16% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Switzerland Index, which returned 33.47% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 29.3% and contributed 13.8% to overall Fund return, the greatest contribution of any sector. Investments in the Information Technology sector contributed -0.1% to overall Fund return, the most negative contribution of any sector, and held an average weight of 2.5%. The Fund’s currency exposure contributed 15.8% to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Switzerland AlphaDEX® Fund	30.16%	8.18%	9.51%
Nasdaq AlphaDEX® SwitzerlandTM Index	30.86%	8.57%	9.89%
Nasdaq SwitzerlandTM Index	33.36%	8.02%	8.57%
MSCI Switzerland Index	33.47%	8.08%	8.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FSZ for more recent performance information.
Net Assets	$ 44,291,372
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 532,637
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$44,291,372
Total number of portfolio holdings	41
Total advisory fee paid	$532,637
Portfolio turnover rate	80%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Holcim AG	5.2%
Helvetia Baloise Holding AG	4.4%
Avolta AG	4.3%
Swissquote Group Holding S.A.	4.2%
Sandoz Group AG	4.2%
Swatch Group (The) AG	4.1%
EFG International AG	4.1%
SFS Group AG	3.9%
Adecco Group AG	3.8%
BKW AG	3.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Holcim AG	5.2%
Helvetia Baloise Holding AG	4.4%
Avolta AG	4.3%
Swissquote Group Holding S.A.	4.2%
Sandoz Group AG	4.2%
Swatch Group (The) AG	4.1%
EFG International AG	4.1%
SFS Group AG	3.9%
Adecco Group AG	3.8%
BKW AG	3.8%

C000111811 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust India NIFTY 50Equal Weight ETF
Class Name	First Trust India NIFTY 50Equal Weight ETF
Trading Symbol	NFTY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust India NIFTY 50 Equal Weight ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NFTY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/NFTY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust India NIFTY 50 Equal Weight ETF	$83	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
Expenses Excluding Extraordinary Expenses, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.73% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the NIFTY 50 Index, which returned 6.57% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 23.4% and contributed 5.1% to overall Fund return, the greatest contribution of any sector. Investments in the Information Technology sector contributed -1.6% to overall Fund return, the most negative contribution of any sector, and held an average weight of 9.6%. The Fund’s currency exposure contributed
-5.0% to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust India NIFTY 50 Equal Weight ETF	5.73%	10.79%	9.41%
NIFTY 50 Equal Weight Index(1)	9.36%	14.62%	N/A
NIFTY 50 Index	6.57%	10.02%	10.62%
MSCI India Index	2.62%	9.88%	9.70%
(1)
On April 17, 2018, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Taiwan Index to the NIFTY 50 Equal Weight Index. Therefore, the Fund’s performance and total returns shown for the periods prior to April 17, 2018, are not necessarily indicative of the performance that the Fund, based on the current index, would have generated. Since the Fund’s new underlying index had an inception date of September 29, 2017, it was not in existence for all the periods disclosed.

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On April 17, 2018, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Taiwan Index to the NIFTY 50 Equal Weight Index. Therefore, the Fund’s performance and total returns shown for the periods prior to April 17, 2018, are not necessarily indicative of the performance that the Fund, based on the current index, would have generated. Since the Fund’s new underlying index had an inception date of September 29, 2017, it was not in existence for all the periods disclosed.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/NFTY for more recent performance information.
Net Assets	$ 175,555,041
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,724,255
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$175,555,041
Total number of portfolio holdings	51
Total advisory fee paid	$1,724,255
Portfolio turnover rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tata Steel Ltd.	2.1%
JSW Steel Ltd.	2.1%
Shriram Finance Ltd.	2.1%
Axis Bank Ltd.	2.1%
Bajaj Auto Ltd.	2.0%
Oil & Natural Gas Corp., Ltd.	2.0%
Tata Motors Passenger Vehicles Ltd.	2.0%
Mahindra & Mahindra Ltd.	2.0%
Kotak Mahindra Bank Ltd.	2.0%
NTPC Ltd.	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tata Steel Ltd.	2.1%
JSW Steel Ltd.	2.1%
Shriram Finance Ltd.	2.1%
Axis Bank Ltd.	2.1%
Bajaj Auto Ltd.	2.0%
Oil & Natural Gas Corp., Ltd.	2.0%
Tata Motors Passenger Vehicles Ltd.	2.0%
Mahindra & Mahindra Ltd.	2.0%
Kotak Mahindra Bank Ltd.	2.0%
NTPC Ltd.	2.0%

C000111812 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust United Kingdom AlphaDEX® Fund
Class Name	First Trust United Kingdom AlphaDEX® Fund
Trading Symbol	FKU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust United Kingdom AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FKU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FKU
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust United Kingdom AlphaDEX® Fund	$96	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.81%	[9]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
Expenses Excluding Extraordinary Expenses, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 37.60% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI United Kingdom Index, which returned 35.11% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 27.6% and contributed 14.9% to overall Fund return, the greatest contribution of any sector. No sector contributed negatively to overall Fund return. The Fund’s currency exposure contributed 8.8% to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust United Kingdom AlphaDEX® Fund	37.60%	10.30%	6.10%
Nasdaq AlphaDEX® United KingdomTM Index	39.19%	11.66%	7.30%
Nasdaq United KingdomTM Index	35.13%	12.12%	7.47%
MSCI United Kingdom Index	35.11%	13.33%	7.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FKU for more recent performance information.
Net Assets	$ 86,499,266
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 524,815
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$86,499,266
Total number of portfolio holdings	76
Total advisory fee paid	$524,815
Portfolio turnover rate	65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Fresnillo PLC	4.6%
Rio Tinto PLC	2.8%
Endeavour Mining PLC	2.8%
Lion Finance Group PLC	2.6%
International Consolidated Airlines Group S.A.	2.4%
Standard Chartered PLC	2.4%
Anglogold Ashanti PLC	2.3%
St. James's Place PLC	2.3%
Barclays PLC	2.3%
M&G PLC	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fresnillo PLC	4.6%
Rio Tinto PLC	2.8%
Endeavour Mining PLC	2.8%
Lion Finance Group PLC	2.6%
International Consolidated Airlines Group S.A.	2.4%
Standard Chartered PLC	2.4%
Anglogold Ashanti PLC	2.3%
St. James's Place PLC	2.3%
Barclays PLC	2.3%
M&G PLC	2.2%

C000112036 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund
Class Name	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund
Trading Symbol	FDTS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDTS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDTS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	$101	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.81%	[10]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
Expenses Excluding Extraordinary Expenses, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 49.71% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI World ex-USA Index, which returned 31.85% for the same Period.
During the Period, investments in Japan received the greatest allocation of any country, with an average weight of 37.1% and contributed 17.7% to overall Fund return, the greatest contribution of any country. No country contributed negatively to overall Fund return. The Fund’s currency exposure contributed 6.2% to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	49.71%	10.13%	8.72%
Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index	50.88%	11.15%	9.57%
Nasdaq Developed Markets Ex-US Small CapTM Index	36.02%	6.90%	7.56%
MSCI World ex-USA Index	31.85%	9.46%	8.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDTS for more recent performance information.
Net Assets	$ 8,781,034
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 59,137
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$8,781,034
Total number of portfolio holdings	404
Total advisory fee paid	$59,137
Portfolio turnover rate	119%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	3.2%
Hankook Tire & Technology Co., Ltd.	0.6%
Migdal Insurance & Financial Holding Ltd.	0.5%
Wasion Holdings Ltd.	0.5%
Baytex Energy Corp.	0.5%
Aris Mining Corp.	0.5%
Hyosung Corp.	0.5%
Modec, Inc.	0.5%
Toa Corp.	0.5%
Mitsui Mining & Smelting Co., Ltd.	0.5%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	3.2%
Hankook Tire & Technology Co., Ltd.	0.6%
Migdal Insurance & Financial Holding Ltd.	0.5%
Wasion Holdings Ltd.	0.5%
Baytex Energy Corp.	0.5%
Aris Mining Corp.	0.5%
Hyosung Corp.	0.5%
Modec, Inc.	0.5%
Toa Corp.	0.5%
Mitsui Mining & Smelting Co., Ltd.	0.5%

C000112037 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging Markets Small Cap AlphaDEX® Fund
Class Name	First Trust Emerging Markets Small Cap AlphaDEX® Fund
Trading Symbol	FEMS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Emerging Markets Small Cap AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEMS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEMS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Small Cap AlphaDEX® Fund	$87	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%	[11]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
Expenses Excluding Extraordinary Expenses, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.61% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 33.57% for the same Period.
During the Period, investments in China represented the greatest allocation of any country, with an average weight of 21.6% and contributed 7.2% to overall Fund return. With an average weight of 15.0%, investments in Brazil contributed 8.0% to overall Fund return, the greatest contribution of any sector. Investments in Turkey contributed -3.0%, the most negative contribution of any sector, and held an average weight of 10.4%. The Fund’s currency exposure contributed 3.0% to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Emerging Markets Small Cap AlphaDEX® Fund	15.61%	5.54%	8.98%
Nasdaq AlphaDEX® Emerging Markets Small CapTM Index	16.99%	7.16%	10.72%
Nasdaq Emerging Markets Small CapTM Index	15.24%	6.08%	8.12%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FEMS for more recent performance information.
Net Assets	$ 242,553,465
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 2,076,440
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$242,553,465
Total number of portfolio holdings	205
Total advisory fee paid	$2,076,440
Portfolio turnover rate	114%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	4.8%
Energi Mega Persada Tbk PT	1.6%
EZconn Corp.	1.3%
IOI Properties Group Bhd	1.1%
Petrosea Tbk PT	1.0%
Telkom S.A. SOC Ltd.	1.0%
JHSF Participacoes S.A.	1.0%
Thungela Resources Ltd.	0.9%
Bradespar S.A.	0.9%
Ral Yatirim Holding A/S	0.9%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	4.8%
Energi Mega Persada Tbk PT	1.6%
EZconn Corp.	1.3%
IOI Properties Group Bhd	1.1%
Petrosea Tbk PT	1.0%
Telkom S.A. SOC Ltd.	1.0%
JHSF Participacoes S.A.	1.0%
Thungela Resources Ltd.	0.9%
Bradespar S.A.	0.9%
Ral Yatirim Holding A/S	0.9%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FEMS or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2025, the Index was updated such that it may include as constituents, and the Fund may invest in, equity securities of companies domiciled in China that list and trade directly on Chinese stock exchanges (“China A Shares”).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FEMS or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FEMS
C000147004 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Eurozone AlphaDEX® ETF
Class Name	First Trust Eurozone AlphaDEX® ETF
Trading Symbol	FEUZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Eurozone AlphaDEX® ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEUZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEUZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Eurozone AlphaDEX® ETF	$104	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.81%	[12]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
Expenses Excluding Extraordinary Expenses, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 56.57% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI EMU Index, which returned 40.30% for the same Period.
During the Period, investments in Germany received the greatest allocation of any country, with an average weight of 27.9% and contributed 17.3% to overall Fund return, the greatest contribution of any country. No country contributed negatively to overall Fund return. The Fund’s currency exposure contributed 16.0% to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Eurozone AlphaDEX® ETF	56.57%	10.86%	9.36%
Nasdaq AlphaDEX® EurozoneTM Index	57.52%	11.51%	9.94%
Nasdaq EurozoneTM Index	41.74%	10.50%	8.93%
MSCI EMU Index	40.30%	10.55%	9.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FEUZ for more recent performance information.
Net Assets	$ 92,144,629
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 476,312
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$92,144,629
Total number of portfolio holdings	151
Total advisory fee paid	$476,312
Portfolio turnover rate	91%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	2.6%
HOCHTIEF AG	1.5%
Nordex SE	1.4%
ArcelorMittal S.A.	1.3%
ACS Actividades de Construccion y Servicios S.A.	1.3%
Banco Bilbao Vizcaya Argentaria S.A.	1.2%
UNIQA Insurance Group AG	1.2%
RWE AG	1.2%
Aurubis AG	1.2%
Deutsche Lufthansa AG	1.2%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	2.6%
HOCHTIEF AG	1.5%
Nordex SE	1.4%
ArcelorMittal S.A.	1.3%
ACS Actividades de Construccion y Servicios S.A.	1.3%
Banco Bilbao Vizcaya Argentaria S.A.	1.2%
UNIQA Insurance Group AG	1.2%
RWE AG	1.2%
Aurubis AG	1.2%
Deutsche Lufthansa AG	1.2%

[1]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
[2]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
[3]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
[4]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
[5]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
[6]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
[7]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
[8]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
[9]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
[10]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
[11]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
[12]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.